ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2026
Assets And Liabilities Classified As Held For Sale [Abstract]
Schedule of Assets And Liabilities Classified as Held for Sale
The major classes of assets and liabilities of the businesses classified as held for sale as at June 30, 2026 are shown in the table below. There were no significant assets or liabilities classified as held for sale as at December 31, 2025.

(US$ MILLIONS)	June 30, 2026
Cash and cash equivalents	$694
Accounts receivable and other	879
Property, plant and equipment	2,675
Assets classified as held for sale	$4,248

Accounts payable and other	$2,566
Non-recourse borrowings	1,135
Liabilities classified as held for sale	$3,701